Impairment of Goodwill and Other Non-Current Assets - Summary of Impairment Analysis and Impairment Loss (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	₽ 6,081,000,000	₽ 5,202,000,000	₽ 1,460,000,000
Izhstal [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	2,130,000,000
Cash generating units [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on goodwill	0	2,930,000,000
Cash generating units [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	4,552,000,000	900,000,000
Cash generating units [member] | Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on goodwill		2,930,000,000
Cash generating units [member] | Bratsk Ferroalloy Plant (BFP) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	151,000,000	697,000,000
Cash generating units [member] | Mechel service Romania [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017		₽ 203,000,000
Cash generating units [member] | Korshunov mining plant KMP [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	2,271,000,000
Cash generating units [member] | Izhstal [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017	₽ 2,130,000,000